Accounts Receivable, net - Summary (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable	¥ 302,200,000	¥ 429,049,000
Less: allowance for credit losses	(122,039,000)	(124,204,000)
Accounts receivable, net	180,161,000	304,845,000
Advertisement agent services
Accounts receivable	¥ 129,400,000	¥ 0
Minimum
Terms of accounts receivable	90 days
Maximum
Terms of accounts receivable	270 days